FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liability Measured At Fair Value [Member]
IfrsStatementLineItems [Line Items]
Fair value	$ 26,834	$ 17,749
Valuation inputs	$ 719,512	747,704
Relationship of unobservable inputs to fair value	If expected production of gold ounces were 10% higher or lower, the fair value would increase/decrease by $219.
Contingent Value Rights [Member]
IfrsStatementLineItems [Line Items]
Fair value	$ 11,982	(0)
Valuation inputs		(0)
Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Fair value	23,643	(0)
Valuation inputs	$ 315,481
Relationship of unobservable inputs to fair value	If expected production of gold ounces were 10% higher or lower, the fair value would increase/decrease by $192.